As filed with the Securities and Exchange Commission on July 21, 2017

Securities Act File No. 33-20827
Investment Company Act File No. 811-5518

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No. __	| |
Post-Effective Amendment No. 223	|X|

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 225	|X|

THE RBB FUND, INC.

(Exact Name of Registrant as Specified in Charter)
Bellevue Park Corporate Center
103 Bellevue Parkway
Wilmington, DE 19809
(Address of Principal Executive Offices)

Registrant's Telephone Number: (302) 791-1851

Copies to:
SALVATORE FAIA The RBB Fund, Inc. 615 East Michigan Street Milwaukee, Wisconsin 53202 (Name and Address of Agent for Service)	MICHAEL P. MALLOY, ESQUIRE Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box)
| |	immediately upon filing pursuant to paragraph (b)
|x|	on July 31, 2017 pursuant to paragraph (b)
| |	60 days after filing pursuant to paragraph (a)(1)
| |	on [date] pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
| |	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|x|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered..................Shares of Common Stock

Explanatory Note

This Post-Effective Amendment No. 223 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (“1933 Act”), solely for the purpose of delaying until July 31, 2017 the effectiveness of the Registrant’s Post-Effective Amendment No. 220 filed on May 9, 2017, which, pursuant to Rule 485(a)(1) of the 1933 Act, was scheduled to become effective on July 23, 2017.

This Post-Effective Amendment No. 223 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 220 to the Registrant’s Registration Statement, filed on May 9, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and that it has duly caused this Post-Effective Amendment No. 223 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chadds Ford, and Commonwealth of Pennsylvania on the 21st day of July, 2017.

THE RBB FUND, INC.

By:	/s/ Salvatore Faia
Salvatore Faia
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/Salvatore Faia	President (Principal Executive Officer) and Chief Compliance Officer	July 21, 2017
Salvatore Faia

/s/Robert Amweg	Treasurer (Chief Financial Officer)	July 21, 2017
Robert Amweg

*J. Richard Carnall	Director	July 21, 2017
J. Richard Carnall

*Julian A. Brodsky	Director	July 21, 2017
Julian A. Brodsky

*Arnold M. Reichman	Director	July 21, 2017
Arnold M. Reichman

*Robert Sablowsky	Director	July 21, 2017
Robert Sablowsky

*Robert Straniere	Director	July 21, 2017
Robert Straniere

*Nicholas A. Giordano	Director	July 21, 2017
Nicholas A. Giordano

*Gregory P. Chandler	Director	July 21, 2017
Gregory P. Chandler

*Sam Lambroza	Director	July 21, 2017
Sam Lambroza

*By:	/s/ Salvatore Faia	July 21, 2017
Salvatore Faia
Attorney-in-Fact

THE RBB FUND, INC.
(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Julian A. Brodsky, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Julian A. Brodsky
Julian A. Brodsky

THE RBB FUND, INC.
(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, J. Richard Carnall, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ J. Richard Carnall
J. Richard Carnall

THE RBB FUND, INC.
(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Nicholas A. Giordano
Nicholas A. Giordano

THE RBB FUND, INC.
(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold M. Reichman, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Arnold M. Reichman
Arnold M. Reichman

THE RBB FUND, INC.
(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Robert Sablowsky
Robert Sablowsky

THE RBB FUND, INC.
(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert A. Straniere, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Robert Straniere
Robert Straniere

THE RBB FUND, INC.
(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Gregory P. Chandler, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 17, 2017

/s/ Gregory P. Chandler
Gregory P. Chandler

THE RBB FUND, INC.
(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Sam Lambroza, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Sam Lambroza
Sam Lambroza